UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________       to _______________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer:____________________

Central Index Key Number of securitizer: __________________

 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001698252

                                 AFN ABSPROP001-A, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001776179

Central Index Key Number of underwriter (if applicable): Not applicable

_____________Katie P. Kurtz, Chief Financial Officer, (212) 415-6500_____________

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 13, 2019

AMERICAN FINANCE OPERATING PARTNERSHIP, L.P.

By: American Finance Trust, Inc., a
Maryland corporation, its general partner

By: /s/ Katie P. Kurtz

Name: Katie P. Kurtz

Title:   Chief Financial Officer

EXHIBIT INDEX

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 13, 2019.